Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement [Abstract]
The Fair Value Of Financial Assets And Liabilities

11.	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

(1)	The fair value hierarchy

The fair value hierarchy is determined by the levels of judgment involved in estimating fair values of financial assets and liabilities. The specific financial instruments characteristics and market condition such as volume of transactions and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date.

The fair value measurement is described in the one of the following three levels used to classify fair value measurements:

•

Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.

•

Level 2— fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.

•

Level 3— fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.

(2) Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Level 1(*1)	Level 2(*1)	Level 3(*2)	Total
Financial assets:
Financial assets held for trading
Deposits	25,972	—	—	25,972
Debt securities	405,942	2,238,391	—	2,644,333
Equity securities	21,666	—	—	21,666
Beneficiary certificates	—	13,041	—	13,041
Derivative assets	1,021	3,093,272	21,482	3,115,775

Sub-total	454,601	5,344,704	21,482	5,820,787

Financial assets designated as at FVTPL
Debt securities	—	—	9,694	9,694
Equity securities	—	—	12,596	12,596

Sub-total	—	—	22,290	22,290

AFS financial assets
Debt securities	2,710,172	10,348,816	—	13,058,988
Equity securities	399,214	—	1,011,864	1,411,078
Beneficiary certificates	—	68,722	643,906	712,628
Securities loaned	69,778	100,478	—	170,256

Sub-total	3,179,164	10,518,016	1,655,770	15,352,950

Derivative assets (Designated for hedging)	—	59,272	—	59,272

Total	3,633,765	15,921,992	1,699,542	21,255,299

Financial liabilities:
Financial liabilities held for trading
Deposits due to customers	25,964	—	—	25,964
Derivative liabilities	2,613	3,126,585	20,951	3,150,149

Sub-total	28,577	3,126,585	20,951	3,176,113

Financial liabilities designated as at FVTPL
Equity-linked securities	—	—	160,057	160,057
Debentures	—	91,739	—	91,739

Sub-total	—	91,739	160,057	251,796

Derivative liabilities (Designated for hedging)	—	67,754	—	67,754

Total	28,577	3,286,078	181,008	3,495,663

	December 31, 2018
	Level 1(*1)	Level 2(*1)	Level 3	Total
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Deposits	26,935	—	—	26,935
Debt securities	239,794	1,575,972	8,389	1,824,155
Equity securities	53,806	—	401,860	455,666
Capital contributions	—	—	422,614	422,614
Beneficiary certificates	2,130	128,988	854,299	985,417
Loans	—	205,000	180,450	385,450
Derivative assets	13,216	1,964,065	48,798	2,026,079

Sub-total	335,881	3,874,025	1,916,410	6,126,316

Financial assets at FVTOCI
Debt securities	1,838,409	15,233,811	—	17,072,220
Equity securities	482,327	—	468,847	951,174
Securities loaned	—	40,029	—	40,029

Sub-total	2,320,736	15,273,840	468,847	18,063,423

Derivative assets (Designated for hedging)	—	35,503	—	35,503

Total	2,656,617	19,183,368	2,385,257	24,225,242

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Deposits due to customers	27,058	—	—	27,058
Derivative liabilities	2,245	2,071,925	16,691	2,090,861

Sub-total	29,303	2,071,925	16,691	2,117,919

Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	—	—	164,767	164,767

Derivative liabilities (Designated for hedging)	—	51,408	—	51,408

Total	29,303	2,123,333	181,458	2,334,094

(*1)

There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

(*2)

Certain unquoted AFS equity securities were measured at cost as of December 31, 2017, that amounted to 37,092 million Won. These unquoted equity instruments mostly represent minority investments in structured entity vehicles, such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value were not available to obtain, (b) there was a significant variance in likely estimated cash flows or (c) the probabilities for various estimated cash flows could not be measured reliably. In addition, the Group has no intention to dispose these investments in the foreseeable future.

Financial assets and liabilities at fair value through profit or loss mandatorily measured at fair value, financial liabilities at fair value through profit or loss designated as upon initial recognition, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods. Valuation methods and input variables for each type of financial instruments are as follows:

	Valuation methods	Input variables
Loans	The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.	Values of underlying assets, Volatility

Debt securities	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	Risk-free market rate, credit spread

Equity securities, capital contributions and Beneficiary certificates	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.	Risk-free market rate, market risk premium, Beta, etc.

Derivatives

The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market.

However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.

Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.

Equity-linked securities	The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.	Values of underlying assets, risk-free market rate, market rate, dividend and convenience yield, volatility, correlation coefficient, credit spread, and foreign exchange rate

Debentures	The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, forward rate

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

	Fair value measurement technique	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans	Binomial tree	Stock, Volatility of underlying asset	15.49%~36.96%	Fair value increases as volatility of underlying asset increases.
Derivative assets	Option valuation model and others	Correlation coefficient	0.9~0.98	Variation of fair value increases as correlation coefficient increases.
		Volatility of underlying asset	14.00%~34.28%	Variation of fair value increases as volatility increases.
Derivative liabilities	Option valuation model and others	Correlation coefficient	0.9~0.98	Variation of fair value increases as correlation coefficient increases.
		Volatility of underlying asset	14.00%~34.28%	Variation of fair value increases as volatility increases.
Equity-linked securities	Monte Carlo Simulation and others	Correlation coefficient	0.005~0.658	Equity-linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
		Volatility of underlying asset	22.09%~31.19%
Equity securities, capital contributions and Beneficiary certificates	External appraisal value and others	Terminal growth rate	0.00%	Fair value increases as terminal growth rate increases.
		Discount rate	3.67%~17.40%	Fair value increases as discount rate decreases.
		Volatility of real estate sale price	0.00%	Fair value increases as volatility of real estate sale price increases.

Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.

(3) Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	January 1, 2016	Net Income (loss)(*1)	Other comprehensive income (loss)	Purchases/ Issuances	Disposals/ Settlements	Transfer to or from level 3(*2)	December 31, 2016
Financial assets:
Financial assets held for trading Derivative instrument assets(*3)	78,676	(29,117)	—	13,640	(39,506)	(540)	23,153

Financial assets designed at FVTPL
Debt securities	986	(161)	—	4,509	(986)	—	4,348
Equity securities	11,609	1,043	—	—	—	—	12,652

Sub-total	12,595	882	—	4,509	(986)	—	17,000

AFS financial assets
Equity securities(*4)	993,368	(6,986)	57,323	205,749	(205,348)	(19,171)	1,024,935
Beneficiary certificates	377,070	(868)	5,794	174,024	(25,509)	—	530,511
Others	5,308	594	(643)	—	(5,259)	—	—

Sub-total	1,375,746	(7,260)	62,474	379,773	(236,116)	(19,171)	1,555,446

Derivative assets	5,973	3,877	—	—	(9,751)	—	99

Total	1,472,990	(31,618)	62,474	397,922	(286,359)	(19,711)	1,595,698

Financial liabilities:
Financial liabilities held for trading Derivative liabilities	78,607	(8,322)	—	1,155	(37,916)	—	33,524

Financial liabilities designated at FVTPL
Equity-linked securities	747,351	71,079	—	—	(144,721)	—	673,709

Total	825,958	62,757	—	1,155	(182,637)	—	707,233

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 94,238 million Won for the year ended December 31, 2016, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
(*3)	As the variables used for the valuation of currency related derivatives became observable in the market, such derivatives were transferred out of Level 3 to Level 2.
(*4)

AFS financial assets were transferred out of level 1 to level 3 upon the change of the fair value measurement method of the assets by using market the external valuation specialists from previously using quoted prices in the active market, in the opposite case, they were transferred out of level 3 to level 1.

	For the year ended December 31, 2017
	January 1, 2017	Net Income (loss)(*1)	Other comprehensive income	Purchases/ Issuances	Disposals/ Settlements	Transfer to or out of level 3(*2)	December 31, 2017
Financial assets:
Financial assets held for trading Derivative assets	23,153	22,362	—	1,398	(25,431)	—	21,482
Financial assets designed at FVTPL
Debt securities	4,348	346	—	5,000	—	—	9,694
Equity securities	12,652	(56)	—	—	—	—	12,596

Sub-total	17,000	290	—	5,000	—	—	22,290

AFS financial assets
Equity securities	1,024,935	27,986	24,442	65,961	(131,460)	—	1,011,864
Beneficiary certificates	530,511	212	(4,321)	226,975	(109,471)	—	643,906

Sub-total	1,555,446	28,198	20,121	292,936	(240,931)	—	1,655,770

Derivative assets	99	329	—	—	(428)	—	—

Total	1,595,698	51,179	20,121	299,334	(266,790)	—	1,699,542

Financial liabilities:
Financial liabilities held for trading Derivative liabilities	33,524	24,866	—	500	(37,939)	—	20,951
Financial liabilities designated as at FVTPL
Equity-linked securities	673,709	112,015	—	—	(625,667)	—	160,057

Total	707,233	136,881	—	500	(663,606)	—	181,008

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The loss amounting to 34,621 million Won for the year ended December 31, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the year ended December 31, 2018
	January 1, 2018	Net Income (loss)(*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out of level 3(*2)	December 31, 2018
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Debt securities	9,694	(28)	—	3,000	(4,277)	—	8,389
Equity securities	280,171	56,271	—	67,953	(2,535)	—	401,860
Capital contributions	294,121	16,119	—	144,207	(31,833)	—	422,614
Beneficiary certificates	654,066	16,391	—	5,151,535	(4,971,003)	3,310	854,299
Loans	165,001	3,378	—	150,103	(138,032)	—	180,450
Derivative assets	19,346	75,696	—	4,722	(50,966)	—	48,798

Sub-total	1,422,399	167,827	—	5,521,520	(5,198,646)	3,310	1,916,410

Financial assets at FVTOCI
Equity securities	451,287	—	19,688	432	(2,560)	—	468,847

Total	1,873,686	167,827	19,688	5,521,952	(5,201,206)	3,310	2,385,257

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities	20,951	46,409	—	255	(50,921)	(3)	16,691
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	160,057	(16,243)	—	183,039	(162,086)	—	164,767

Total	181,008	30,166	—	183,294	(213,007)	(3)	181,458

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 137,777 million Won for the years ended December 31, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

(4) Sensitivity analysis on the unobservable inputs used for measuring Level 3 financial instruments

The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.

Among the financial instruments that are classified as Level 3 amounting to 1,880,550 million Won and 2,566,715 million Won as of December 31, 2017 and 2018 respectively, equity investments of 1,146,751 million Won and 1,642,008 million Won that are considered to provide the best estimate of fair value are excluded from the sensitivity analysis.

The following table presents the sensitivity analysis to disclose the effect of reasonably possible volatility on the fair value of a Level 3 financial instruments (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivative assets(*1)	861	(2,248)	—	—
Financial assets designed at FVTPL
Debt securities(*4)	19	(18)	—	—
Equity securities(*4)	688	(639)	—	—
AFS Financial Assets
Equity securities(*2)(*3)	—	—	31,412	(18,551)
Beneficiary certificates(*3)	—	—	2,903	(2,571)

Total	1,568	(2,905)	34,315	(21,122)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities(*1)	4,892	(3,568)	—	—
Financial liabilities designated at FVTPL
Equity-linked securities(*1)	905	(857)	—	—

Total	5,797	(4,425)	—	—

	December 31, 2017
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivative assets(*1)	1,234	(526)	—	—
Financial assets designated as at FVTPL
Debt securities(*4)	265	(309)	—	—
Equity securities(*4)	670	(624)	—	—
AFS Financial assets
Equity securities(*2)(*3)	—	—	28,583	(15,246)
Beneficiary certificates(*3)	—	—	1,861	(1,857)

Total	2,169	(1,459)	30,444	(17,103)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities(*1)	5	(513)	—	—
Financial liabilities designated as at FVTPL
Equity-linked securities(*1)	8	(7)	—	—

Total	13	(520)	—	—

	December 31, 2018
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets(*1)	4,578	(4,352)	—	—
Loans	146	(127)	—	—
Debt securities	68	(35)	—	—
Equity securities(*2)(*3)	12,700	(9,165)	—	—
Beneficiary certificates(*3)	1,582	(1,582)	—	—
Financial assets at FVTOCI
Equity securities(*2)(*3)	—	—	23,798	(10,078)

Total	19,074	(15,261)	23,798	(10,078)

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities(*1)	2,433	(2,751)	—	—
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities(*1)	1,561	(1,669)	—	—

Total	3,994	(4,420)	—	—

(*1)

Fair value changes of equity related derivative assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)

Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*3)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.

(*4)	Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.

(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
HTM financial assets	1,206,292	15,509,387	—	16,715,679	16,749,296
Loans and receivables	—	—	265,570,649	265,570,649	267,106,204
Financial liabilities:
Deposits due to customers	—	234,682,775	—	234,682,775	234,695,084
Borrowings	—	14,754,506	—	14,754,506	14,784,706
Debentures	—	27,889,781	—	27,889,781	27,869,651
Other financial liabilities	—	13,890,789	—	13,890,789	13,892,461

	December 31, 2018
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	3,618,213	19,417,130	—	23,035,343	22,932,559
Loans and other financial assets at amortized cost	—	—	282,342,760	282,342,760	282,457,578
Financial liabilities:
Deposits due to customers	—	248,763,952	—	248,763,952	248,690,939
Borrowings	—	16,203,070	—	16,203,070	16,202,986
Debentures	—	28,765,251	—	28,765,251	28,735,862
Other financial liabilities	—	21,461,397	—	21,461,397	21,442,524

The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized costs are given as follows:

	Valuation methods	Input variables
Securities at amortized cost (HTM financial assets in previous year)	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	Risk-free market rate and credit spread

Loans and other financial assets at amortized cost (Loans and receivables in previous year)	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread and prepayment-rate

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate and forward rate

(6) Financial instruments by category

Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2017
Financial assets	Financial assets at FVTPL	AFS financial assets	HTM financial assets	Loans and receivables	Derivative assets (Designated for hedging)	Total
Deposits	25,972	—	—	8,868,378	—	8,894,350
Securities	2,701,330	15,352,950	16,749,296	—	—	34,803,576
Loans	—	—	—	251,523,301	—	251,523,301
Derivative assets	3,115,775	—	—	—	59,272	3,175,047
Other financial assets	—	—	—	6,714,525	—	6,714,525

Total	5,843,077	15,352,950	16,749,296	267,106,204	59,272	305,110,799

Financial liabilities	December 31, 2017
	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	25,964	234,695,084	—	234,721,048
Borrowings	160,057	14,784,706	—	14,944,763
Debentures	91,739	27,869,651	—	27,961,390
Derivative liabilities	3,150,149	—	67,754	3,217,903
Other financial liabilities(*)	—	13,964,158	—	13,964,158

Total	3,427,909	291,313,599	67,754	294,809,262

(*)	Other financial liabilities include 71,697 million Won of financial guarantee liabilities measured at amortized cost included in provisions.

	December 31, 2018
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivative assets (Designated for hedging)	Total
Deposits	26,935	—	14,151,012	—	14,177,947
Securities	3,687,852	18,063,423	22,932,559	—	44,683,834
Loans	385,450	—	260,819,917	—	261,205,367
Derivative assets	2,026,079	—	—	35,503	2,061,582
Other financial assets	—	—	7,486,649	—	7,486,649

Total	6,126,316	18,063,423	305,390,137	35,503	329,615,379

Financial liabilities	December 31, 2018
	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	27,058	248,690,939	—	248,717,997
Borrowings	164,767	16,202,986	—	16,367,753
Debentures	—	28,735,862	—	28,735,862
Derivative liabilities	2,090,861	—	51,408	2,142,269
Other financial liabilities(*)	—	21,490,341	—	21,490,341

Total	2,282,686	315,120,128	51,408	317,454,222

(*)	Other financial liabilities include 47,817 million Won of financial guarantee liabilities measured at amortized cost included in provisions.

(7) Income or expense from financial instruments by category

Income or expense from financial assets and liabilities by each category during the years ended December 31, 2016, 2017 and 2018 are as follows (Unit: Korean Won in millions):

		December 31, 2016
	Interest Income (expense)	Fees and Commissions Income (expense)	Provision (reversal) of credit loss	Others	Total
Financial assets at FVTPL	59,019	—	—	187,678	246,697
AFS financial assets	339,518	70,910	(49,741)	274,084	634,771
HTM financial assets	360,054	—	—	—	360,054
Loans and receivables	7,747,013	346,730	(890,763)	199,974	7,402,954
Financial liabilities at FVTPL	—	—	—	(72,295)	(72,295)
Financial liabilities at amortized cost	(3,486,060)	—	—	56,962	(3,429,098)
Derivative assets (liabilities) (Designated for hedging)	—	—	—	(98,850)	(98,850)
Off-balance provisions	—	—	56,687	—	56,687

Total	5,019,544	417,640	(883,817)	547,553	5,100,920

		December 31, 2017
	Interest Income (expense)	Fees and Commissions Income (expense)	Provision (reversal) of credit loss	Others	Total
Financial assets at FVTPL	48,615	—	—	6,859	55,474
AFS financial assets	239,030	80,041	(31,300)	362,712	650,483
HTM financial assets	307,965	—	—	—	307,965
Loans and receivables	7,948,069	384,025	(862,273)	196,269	7,666,090
Financial liabilities at FVTPL	—	—	—	(111,240)	(111,240)
Financial liabilities at amortized cost	(3,323,029)	—	—	39,373	(3,283,656)
Derivative assets (liabilities) (Designated for hedging)	—	—	—	(109,447)	(109,447)
Off-balance provisions	—	—	77,140	—	77,140

Total	5,220,650	464,066	(816,433)	384,526	5,252,809

		December 31, 2018
	Interest Income (expense)	Fees and Commissions Income (expense)	Provision (reversal) of credit loss	Others	Total
Financial assets at FVTPL	54,243	86,845	—	264,850	405,938
Financial assets at FVTOCI	280,371	66	(2,027)	24,707	303,117
Securities at amortized cost	376,788	—	(1,922)	431	375,297
Loans and other financial assets at amortized cost	8,973,097	317,316	(415,084)	79,101	8,954,430
Financial liabilities at FVTPL	(3,164)	—	—	17,485	14,321
Financial liabilities at amortized cost	(4,030,384)	27,742	—	25,498	(3,977,144)
Derivative assets (liabilities) (Designated for hedging)	—	—	—	(672)	(672)
Off-balance provisions	—	—	89,459	—	89,459

Total	5,650,951	431,969	(329,574)	411,400	6,164,746